Insurance Contract Liabilities and Investment Contract Liabilities - Total Assets Supporting Total Liabilities And Equity (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Total general fund assets	$ 205,374	$ 197,090
Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	88,727	89,089
Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,113	6,631
Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	51,692	49,946
Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,109	7,516
Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	46,733	43,908
Individual participating life
Disclosure of types of insurance contracts [line items]
Total general fund assets	52,381	49,448
Individual participating life | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	26,715	25,574
Individual participating life | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	5,374	4,601
Individual participating life | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,559	8,992
Individual participating life | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	5,932	4,950
Individual participating life | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,801	5,331
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	50,472	52,813
Individual non-participating life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	23,716	24,810
Individual non-participating life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,947	1,611
Individual non-participating life and health | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	13,885	14,208
Individual non-participating life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	2,614	2,052
Individual non-participating life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	8,310	10,132
Group life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	20,953	20,352
Group life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,598	7,789
Group life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	30	61
Group life and health | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,556	9,354
Group life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	92	36
Group life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	3,677	3,112
Individual annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	17,696	19,430
Individual annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	10,314	11,979
Individual annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	40	47
Individual annuities | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,435	6,219
Individual annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Individual annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	907	1,185
Group annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	20,250	18,697
Group annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,612	9,598
Group annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	111	48
Group annuities | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,198	8,142
Group annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	24	0
Group annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,305	909
Equity and other
Disclosure of types of insurance contracts [line items]
Total general fund assets	43,622	36,350
Equity and other | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	10,772	9,339
Equity and other | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,611	263
Equity and other | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	3,059	3,031
Equity and other | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	447	478
Equity and other | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	$ 27,733	$ 23,239